Share-Based Payments	12 Months Ended
Dec. 31, 2021
Disclosure of Share-Based Payment Arrangements [Abstract]
SHARE-BASED PAYMENTS
19	SHARE-BASED PAYMENTS

19.1	General employee share-based payment plan (“GESP”)

Shareholders approved the establishment of the plan. General employee share-based payment plan (“GESP”) is designed to provide long-term incentives for key employees in the Group.

Under the GESP, the Group, at its discretion, may grant shares of the parent to employees, once the employee has completed two years or four years of service, depending upon the plan. Vesting of the share options is dependent on the completion of the service period of the employee. The fair value of shares granted is estimated at the date of grant using a revenue multiple approach or by reference to a market transaction and taking into account the terms and conditions on which the shares were granted. The model simulates the revenue multiple and compares it against the group of principal competitors or comparable companies, whilst applying an appropriate liquidity discount. It takes into account historical and expected probability of vesting. The current GESP program is a graded vesting shares ownership program with the following maturities:

1.	4.5 years maturity – 25% Vesting Rule: Whereby the employee gets 25% of the distributed shares for the first 18 months since the date of grant, and 25% are vested equally over the next three years.

2.	2 years maturity – 50% Vesting Rule: Whereby the employee gets 50% of the distributed evenly over two years.

GESPs are Class C non-voting preferred shares and are vested only when the employee completes the vesting period. Employee can only sell the vested shares to the Company or existing shareholders. The latter’s buying of GESP shares requires a board approval.

The shares are distributed evenly through tranches over the vesting period, where the first tranche is distributed upon the completion of service period of 18 months. The remaining three tranches are distributed at the end of each service year starting the end of the second year of service. Participation in the plan is at the board’s discretion and no individual has a contractual right to participate in the plan or receive any guaranteed benefits.

	2021	2020
	USD	USD

Expense arising from equity-settled share-based payments (note 8)	413,402	373,077

There were no cancellations or modifications to the awards in 2021 or 2020.

	2021	2020

Outstanding shares at January 1	630	1,144
Shares granted during the year	175	-
Shares vested during the year	(454)	(514)
Outstanding shares at December 31	351	630

19.2	Share based payment to service provider

The Head of International Partnerships has been granted time vested and performance vested warrants, settled in class C shares of the Company. The Group granted 1,000-time vested warrants which totally vested during the current year. Time vested warrants were granted in February 2018 and the beneficiary has the right to exercise the warrants anytime up to the maturity date on February 15, 2030. The underlying strike price to the time vested options is USD 2,000 per share. The Head of International Partnerships has allocated 200 of his time vested warrants to an international artist in May 2019. At the signature of the agreement, additional 600 performance-based warrants were granted with the same maturity date and are exercisable either when the Group achieves a USD 600 million valuation, USD 50 million in revenue, or an initial public offering is successful. The Group calculated provisions for warrants using American Options Model.

	2021	2020
	USD	USD

Expense arising from equity-settled warrants (note 8)	388,048	191,207

There were no cancellations or modifications to the awards in 2021 or 2020.

The following table illustrates the number and weighted average exercise prices (WAEP) of, and movements in, share options during the year:

	2021	2020
	USD	USD

Outstanding at January 1	750	500
Granted during the year	250	250
Vested during the year	-	-
Lapsed during the year	-	-
Outstanding at December 31	1,000	750
Exercisable at December 31	1,000	750

The weighted average remaining contractual life for the share options outstanding as at December 31, 2021 was 10 years (2020: 10 years). The weighted average fair value of options granted during the year was USD 1,552.19 (2020: USD 764.80) with an exercise of USD 2,000.

The impact on the fair value of the warrants with an increase or decrease in the Company’s ordinary share price of10% results in a range of USD 70,033 to USD 98,015 at December 31, 2020 and USD 325,782 to USD 414,987 at December 31, 2021.

The following table lists the inputs to the binomial model used for the plan for the years ended December 31, 2021 and 2020, respectively:

	2021	2020
	USD	USD

Weighted average fair values at the measurement date	1,552	1,481
Expected volatility (%)	67.99%	47.79%
Risk–free interest rate (%)	1.56%	1.56%
Expected life of share options (Years)	10	10
Strike Price (USD)	2,000	2,000
Vested during the period	250	250
Value per warrant	1,552.19	764.80
Total value	388,048	191,207